Cover	Dec. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2025
Entity File Number	001-42904
Entity Registrant Name	21SHARES SOLANA ETF
Entity Central Index Key	0002028834
Entity Tax Identification Number	39-6900299
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	477 Madison Avenue
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	370-6016
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest of 21Shares Solana ETF
Trading Symbol	TSOL
Security Exchange Name	CboeBZX
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false